UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: August 31, 2008

Date of reporting period: February 29, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended February 29, 2008

Total Return for the 6 Months Ended February 29, 2008

Class A	Class B	Class C	Class D	MSCI EAFE Index[1]	Lipper International Large-Cap Core Funds Index[2]
−4.92%	−4.89%	−5.27%	−4.82%	−4.71%	−4.20%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.
Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended February 29, 2008, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Market Conditions

The international markets, as represented by the MSCI EAFE Index, declined 4.71 percent for the six months ended February 29, 2008. Within the EAFE countries, market returns varied, with Japan posting a negative return and Hong Kong producing the largest gain for the period. The performance of Hong Kong’s market was a barometer for the continued strong demand and economic growth among the emerging markets, and also reflected its proximity to the group’s most dynamic constituent, China. Conversely Japan’s performance was due to home-grown weakness, but anomalous in so far as there was no contagion from Western credit markets in either its financial system or its economy. European markets also exhibited a range of returns; those markets with large exposure to financials stocks, such as Italy or Ireland, did poorly, whereas those with significant exposure to capital goods and material stocks, such as Germany, outperformed.

After the indiscriminate selling in the third quarter of 2007, investors grew more discerning about risk. Consequently, the traditional ‘‘defensive’’ sectors (those that are less dependent on the economic cycle) such as utilities and telecommunication services outperformed for the period. The materials sector was also among the best performing sectors, boosted by resurgent oil and commodity prices. Financials, the worst performing sector, remained extremely volatile as conditions in the credit markets continued to deteriorate.

Performance Analysis

All share classes of Morgan Stanley International Value Equity Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Index and the Lipper International Large-Cap Core Funds Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

The key detractors from performance relative to the MSCI EAFE Index were negative stock selection in the materials (largely a result of an underweight in mining stocks), technology, and industrials (in particular, an underweight in capital goods stocks) sectors. However, other positions added to relative performance. The top contributors to performance during the period were the Fund’s large underweight exposure to the financials sector and large overweight exposure to the consumer staples sector. The Fund also benefited from positive stock selection in the consumer staples (primarily tobacco stocks), financials (especially Japanese banks) and health care sectors.

The dislocation between credit markets and equity markets finally corrected in spectacular fashion during the period, with equity investors waking up to the fact that the malfunctioning credit markets are far larger than a subprime issue and have far broader ramifications for the financial system and the real economy. Equity investors also finally appeared to take seriously the increasing probability of a U.S. recession and to at least start to discount the impact of potential recession on corporate earnings beyond the obvious housing and consumer discretionary sectors. However, despite the market correction and the Fed interest rate cuts, we still believe equity markets are underestimating the global impact of the deflating credit bubble and, as such, it is too early to call the bottom for equities.

While many consider it heresy to question the omnipotence of the Federal Open Market Committee (the ‘‘Fed’’), we are skeptical that the normal monetary levers will work effectively this time around given that the monetary transmission mechanism has broken down. Financial intermediaries have been forced to ration credit as they repair and de-leverage their own balance sheets. This task is being made more difficult as securitization has seized up and banks bring off-balance sheet assets back on balance sheets, causing an involuntary growth in their assets. We also find it hard to believe that highly indebted U.S. consumers will look to borrow more given the sharp fall in house prices, and instead are more likely to increase savings and repair balance sheets. We believe the corporate sector is also unlikely to take on debt to finance capacity expansion when consumer confidence is low and consumption is weakening, no matter how cheap the cost of credit.

However, out of adversity comes opportunity, and we do see attractive value opportunities arising particularly where the market has been early to discount a severe (on the level of 1991-1992) recession into stock prices. For example, our analysis indicates U.K. house builders, U.K. real estate and some building materials stocks fall into this category. Also, we believe the Japanese stock market trading at a 32-year low, as measured by price to earnings ratio, also presents many value opportunities, particularly in technology and financials. In total, we have added about 10 new names to the portfolio during this period of market turbulence and will look to take advantage of further opportunities as they arise. In general, the new positions have been funded from reducing the Fund’s defensive exposure, namely in consumer staples and health care holdings.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Nestle S.A. (Registered Shares)	4.0%
Cadbury Schweppes PLC	3.2
British American Tobacco PLC	3.0
Imperial Tobacco Group PLC	2.9
Unilever N.V. (Dutch Certificates)	2.3
Holcim Ltd. (Registered Shares)	2.2
Total S.A.	2.1
RWE AG	2.0
Telefonica S.A.	2.0
Sumitomo Mitsui Financial Group, Inc.	2.0

TOP FIVE COUNTRIES
United Kingdom	27.6%
Japan	23.4
Switzerland	10.7
Germany	8.4
Netherlands	5.4

Data as of February 29, 2008. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size and may be located in developed or emerging market countries. The Fund invests in at least three different countries located outside of the United States. The Fund’s ‘‘Sub-Adviser’’ Morgan Stanley Investment Management Limited, may consider an issuer to be from a particular country or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50 percent or more of its annual revenue from goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively.

Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended February 29, 2008

	Class A Shares* (since 04/26/01)		Class B Shares** (since 04/26/01)		Class C Shares† (since 04/26/01)		Class D Shares†† (since 04/26/01)
Symbol	IVQAX		IVQBX		IVQCX		IVQDX
1 Year	1.18%	[3]	0.97%	[3]	0.39%	[3]	1.34%	[3]
	(4.13)	[4]	(3.25)	[4]	(0.45)	[4]	—
5 Years	17.43	[3]	16.66	[3]	16.58	[3]	17.71	[3]
	16.17	[4]	16.45	[4]	16.58	[4]	—
Since Inception	9.46	[3]	8.72	[3]	8.65	[3]	9.71	[3]
	8.60	[4]	8.72	[4]	8.65	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States & Canada. The term ‘‘free float’’ represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. ‘‘Net dividends’’ reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds Classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper International Large-Cap Core Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/07 – 02/29/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	09/01/07	02/29/08	09/01/07 – 02/29/08
Class A
Actual (−4.92% return)	$1,000.00	$950.80	$6.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$6.77
Class B
Actual (−4.89% return)	$1,000.00	$951.10	$6.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.32
Class C
Actual (−5.27% return)	$1,000.00	$947.30	$9.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.62	$10.32
Class D
Actual (−4.82% return)	$1,000.00	$951.80	$5.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.39	$5.52

*	Expenses are equal to the Fund’s annualized expense ratios of 1.35%, 1.27%, 2.06% and 1.10% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 29, 2008   (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (a) (96.6%)
	Australia (2.7%)
	Beverages: Alcoholic
942,234	Foster’s Group Ltd.	$4,631,531
	Chemicals: Major Diversified
75,727	Orica Ltd.	2,006,104
	Investment Managers
951,786	AMP Ltd.	7,024,399
	Oil & Gas Production
359,980	Santos Ltd.	4,261,179
	Total Australia	17,923,213
	Austria (0.7%)
	Major Telecommunications
213,818	Telekom Austria AG	4,847,379
	Belgium (2.3%)
	Financial Conglomerates
372,818	Fortis	8,167,335
83	Fortis – Strip VVPR* (b)	1,258
		8,168,593
	Major Banks
60,818	KBC Groep NV	7,618,940
	Total Belgium	15,787,533
	Canada (b) (0.9%)
	Oil & Gas Production
75,352	EnCana Corp.	5,744,131
	France (6.5%)
	Construction Materials
24,194	Lafarge S.A.	4,181,992
	Electric Utilities
33,786	Electricite de France (EDF)	3,156,014
	Electrical Products
282,117	Legrand S.A.	8,915,666
	Integrated Oil
183,383	Total S.A.	13,847,449
	Major Banks
71,207	BNP Paribas	6,396,516
	Major Telecommunications
110,601	France Telecom S.A.	3,716,375
	Metal Fabrications
17,747	Vallourec S.A.	$3,679,319
	Total France	43,893,331
	Germany (7.0%)
	Auto Parts: O.E.M.
33,588	Continental AG	3,274,462
	Chemicals: Major Diversified
75,970	Bayer AG	5,784,648
	Electric Utilities
54,497	E.ON AG	10,240,360
114,025	RWE AG	13,753,620
		23,993,980
	Motor Vehicles
127,012	Bayerische Motoren Werke (BMW) AG	6,952,714
85,499	DaimlerChrysler AG (Registered Shares)	7,188,794
		14,141,508
	Total Germany	47,194,598
	Greece (1.0%)
	Casino/Gaming
199,360	Greek Organisation of Football Prognostics S.A.	6,520,057
	Ireland (1.2%)
	Construction Materials
214,072	CRH PLC	7,960,944
	Italy (2.8%)
	Integrated Oil
301,367	Eni S.p.A.	10,419,081
	Major Banks
1,153,243	UniCredit S.p.A.	8,461,190
	Total Italy	18,880,271
	Japan (23.4%)
	Advertising/Marketing Services
77,500	Asatsu – DK Inc. (c)	2,498,974
	Auto Parts: O.E.M.
336,000	NGK Spark Plug Co., Ltd. (c)	5,285,429

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

NUMBER OF SHARES		VALUE
	Chemicals: Specialty
151,500	JSR Corp. (c)	$3,310,595
771,000	Taiyo Nippon Sanso Corp.	6,888,410
		10,199,005
	Electronic Components
253,500	Hoya Corp. (c)	6,445,301
40,100	Murata Manufacturing Co., Ltd.	2,159,040
		8,604,341
	Electronic Equipment/ Instruments
136,800	Canon Inc.	6,123,000
55,200	Keyence Corp. (c)	12,820,753
49,600	Kyocera Corp.	4,076,892
628,000	Mitsubishi Electric Corp.	5,737,173
239,900	Omron Corp.	5,340,890
		34,098,708
	Household/Personal Care
222,000	Kao Corp.	6,845,558
	Industrial Machinery
35,200	Fanuc Ltd.	3,274,004
	Industrial Specialties
66,000	Nitto Denko Corp.	3,202,359
	Life/Health Insurance
251,300	T&D Holdings, Inc.	12,857,903
	Major Banks
483,000	Chiba Bank, Ltd. (The)	3,072,364
1,885	Sumitomo Mitsui Financial Group, Inc. (c)	13,561,421
		16,633,785
	Motor Vehicles
43,400	Toyota Motor Corp.	2,361,948
	Movies/Entertainment
59,000	Oriental Land Co., Ltd.	3,438,167
	Pharmaceuticals: Other
192,400	Astellas Pharma Inc.	8,439,119
	Property – Casualty Insurers
1,230,000	Mitsui Sumitomo Insurance Co., Ltd.	12,963,011
	Real Estate Development
169,000	Mitsubishi Estate Co., Ltd. (c)	$4,108,531
	Recreational Products
174,300	Sega Sammy Holdings Inc. (c)	1,918,702
	Regional Banks
705,000	Fukuoka Financial Group, Inc.	3,601,507
	Semiconductors
44,600	Rohm Co., Ltd.	3,240,754
	Textiles
1,161,000	Teijin Ltd. (c)	4,490,475
	Wireless Telecommunications
6,597	NTT DoCoMo, Inc.	9,646,688
	Total Japan	157,708,968
	Luxembourg (0.6%)
	Steel
52,583	ArcelorMittal	3,979,869
	Netherlands (5.4%)
	Financial Conglomerates
233,144	ING Groep N.V. (Dutch Certificates)	7,765,525
	Food: Major Diversified
508,369	Unilever N.V. (Dutch Certificates)	15,730,073
	Food: Specialty/Candy
179,455	CSM (c)	5,514,744
	Industrial Specialties
104,307	Akzo Nobel N.V.	7,638,189
	Total Netherlands	36,648,531
	Norway (0.4%)
	Integrated Oil
79,785	StatoilHydro ASA	2,441,939
	Spain (2.0%)
	Major Telecommunications
473,184	Telefonica S.A.	13,697,181
	Sweden (1.4%)
	Telecommunication Equipment
4,402,284	Telefonaktiebolaget LM Ericsson (B Shares)	9,478,171

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

NUMBER OF SHARES		VALUE
	Switzerland (10.7%)
	Construction Materials
143,743	Holcim Ltd. (Registered Shares)	$14,645,104
	Financial Conglomerates
41,193	UBS AG (Registered Shares)	1,348,804
	Food: Major Diversified
56,698	Nestle S.A. (Registered Shares)	27,098,321
	Household/Personal Care
4,218	Givaudan S.A. (Registered Shares) (c)	4,235,903
	Pharmaceuticals: Major
233,916	Novartis AG (Registered Shares) (c)	11,496,804
68,462	Roche Holding AG (c)	13,445,364
		24,942,168
	Total Switzerland	72,270,300
	United Kingdom (27.6%)
	Casino/Gaming
1,561,288	Ladbrokes PLC	9,418,951
	Electric Utilities
594,018	Drax Group PLC	6,793,169
273,430	National Grid PLC	3,963,575
196,986	Scottish & Southern Energy PLC	5,772,375
		16,529,119
	Food: Specialty/Candy
1,937,573	Cadbury Schweppes PLC	21,525,316
	Home Building
129,767	Persimmon PLC	1,878,939
	Hotels/Resorts/Cruiselines
559,972	InterContinental Hotels Group PLC	8,528,960
	Household/Personal Care
248,511	Reckitt Benckiser Group PLC	13,445,742
	Industrial Conglomerates
436,684	Smiths Group PLC	$8,563,773
	Integrated Oil
977,378	BP PLC	10,575,232
218,319	Royal Dutch Shell PLC (Class A) (c)	7,858,423
		18,433,655
	Other Metals/Minerals
204,324	BHP Billiton PLC	6,586,896
	Personnel Services
4,490,459	Hays PLC	9,703,915
	Precious Metals
32,938	Lonmin PLC	2,144,198
	Publishing: Books/Magazines
780,116	Reed Elsevier PLC	9,786,782
	Publishing: Newspapers
227,512	Johnston Press PLC	868,633
	Real Estate Investment Trusts
212,276	British Land Company PLC	3,995,533
	Tobacco
544,383	British American Tobacco PLC	20,380,477
415,892	Imperial Tobacco Group PLC	19,308,251
		39,688,728
	Wholesale Distributors
151,382	Wolseley PLC	1,847,861
	Wireless Telecommunications
4,096,066	Vodafone Group PLC	13,145,935
	Total United Kingdom	186,092,936
	Total Common Stocks
	(Cost $607,294,477)	651,069,352
	Preferred Stock (a) (1.4%)
	Germany
	Motor Vehicles
5,705	Porsche Automobil Holding SE
	(Cost $7,645,779)	9,723,505

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (9.9%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (8.7%)
$1,358	Alliance and Lester PLC, 3.21%, 09/02/08 (d)	$1,357,935
679	Bancaja, 4.04%, 11/12/08 (d)	678,967
679	Bank of New York Co., Inc., 3.17%, 08/08/08 (d)	678,967
679	BASF AG, 3.89%, 08/19/08 (d)	678,936
2,716	Cam U.S. Finance S.A. Unipersonal, 4.71%, 07/25/08 (d)	2,715,870
1,358	Canadian Imperial Bank N.Y., 3.17%, 07/28/08 (d)	1,357,935
2,444	CIT Group Holdings, 3.97%, 06/18/08 (d)	2,444,283
6,563	Citigroup Global Markets, Inc., 3.14%, 03/03/08	6,563,090
1,358	Credit Suisse First Boston, N.Y., 3.07%, 03/14/08 (d)	1,357,935
	First Tennessee Bank
679	3.14%, 08/15/08 (d)	678,967
2,716	3.15%, 08/15/08 (d)	2,715,802
679	Goldman Sachs Group, Inc., 3.19%, 09/12/08 (d)	678,967
679	HSBC Finance Corp., 3.20%, 08/05/08 (d)	678,967
2,716	IBM Corp., 3.22%, 09/08/08 (d)	2,715,870
6,790	Lehman Brothers, Inc., 3.12%, 03/03/08	6,789,674
1,358	Macquarie Bank Ltd., 3.13%, 08/20/08 (d)	1,357,935
2,037	Metropolitan Life Global Funding, 3.11%, 08/21/08 (d)	2,036,902
13,932	Morgan Stanley Institutional Liquidity Funds, 3.89%, 03/03/08	13,932,411
2,716	National Bank Canada, 3.13%, 04/02/08 (d)	2,715,764
2,716	National Rural Utilities Coop., Fin., 3.27%, 09/02/08 (d)	2,715,870
$1,575	Nationwide Building Society, 4.92%, 07/28/08 (d)	$1,575,204
	Unicredito Italiano Bank (IRE) PLC
951	3.19%, 08/08/08 (d)	950,554
1,494	3.13%, 08/14/08 (d)	1,493,737
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $58,870,542)	58,870,542

NUMBER OF SHARES (000)
	Investment Company (e) (1.2%)
7,982	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $7,981,557)	7,981,557
	Total Short-Term Investments
	(Cost $66,852,099)	66,852,099

Total Investments (Cost $681,792,355) (f)	107.9%	727,644,956
Liabilities in Excess of Other Assets	(7.9)	(53,081,410)
Net Assets	100.0%	$674,563,546

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 29, 2008   (unaudited) continued

VVPR	A tax recovery coupon, when presented with the corresponding share dividend coupon, there’s a reduction in the Belgian tax rate, applicable to individual taxpayers resident of Belgium and non-profit organizations.
*	Non-income producing security.
(a)	Securities with a total market value of $660,791,599 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Security noted was not fair valued.
(c)	All or portion of this security was on loan as of February 29, 2008.
(d)	Variable/Floating Rate Security – interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on February 29, 2008.
(e)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $91,385,852 and the aggregate gross unrealized depreciation is $45,533,251, resulting in net unrealized appreciation of $45,852,601.

Forward Foreign Currency Contracts Open at February 29, 2008:

CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD61,035	$62,485	3/3/2008	$473
CHF844,048	$795,971	3/3/2008	(14,328)
EUR1,195,496	$1,805,199	3/3/2008	(9,733)
GBP972,672	$1,928,128	3/3/2008	(4,615)
$30,973,857	JPY291,026	3/3/2008	7,115
NOK139,966	$26,870	3/3/2008	24
SEK657,282	$106,116	3/3/2008	(480)
AUD214,167	$200,187	3/4/2008	1,274
$723,869	GBP364,724	3/4/2008	855
JPY 156,919,136	$1,506,376	3/4/2008	(4,060)
Net Unrealized Depreciation			$(23,475)

Currency Abbreviations:

AUD    Australian Dollar.
GBP    British Pound.
CAD    Canadian Dollar.
EUR    Euro.
JPY     Japanese Yen.
NOK    Norwegian Krone.
SEK    Swedish Krona.
CHF    Swiss Franc.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Summary of Investments February 29, 2008   (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Collateral on Loaned Securities	$58,870,542		8.1%
Integrated Oil	45,142,124		6.2
Electric Utilities	43,679,113		6.0
Food: Major Diversified	42,828,394		5.9
Tobacco	39,688,728		5.4
Major Banks	39,110,431		5.4
Electronic Equipment/Instruments	34,098,708		4.7
Food: Specialty/Candy	27,040,060		3.7
Construction Materials	26,788,040		3.7
Motor Vehicles	26,226,961		3.6
Pharmaceuticals: Major	24,942,168		3.4
Household/Personal Care	24,527,203		3.4
Wireless Telecommunications	22,792,623		3.1
Major Telecommunications	22,260,935		3.0
Financial Conglomerates	17,282,922		2.4
Casino/Gaming	15,939,008		2.2
Property – Casualty Insurers	12,963,011		1.8
Life/Health Insurance	12,857,903		1.8
Industrial Specialties	10,840,548		1.5
Chemicals: Specialty	10,199,005		1.4
Oil & Gas Production	10,005,310		1.4
Publishing: Books/Magazines	9,786,782		1.3
Personnel Services	9,703,915		1.3
Telecommunication Equipment	9,478,171		1.3
Electrical Products	8,915,666		1.2
Electronic Components	$8,604,341		1.2%
Industrial Conglomerates	8,563,773		1.2
Auto Parts: O.E.M.	8,559,891		1.2
Hotels/Resorts/Cruiselines	8,528,960		1.2
Pharmaceuticals: Other	8,439,119		1.2
Investment Company	7,981,557		1.1
Chemicals: Major Diversified	7,790,752		1.1
Investment Managers	7,024,399		1.0
Other Metals/Minerals	6,586,896		0.9
Beverages: Alcoholic	4,631,531		0.6
Textiles	4,490,475		0.6
Real Estate Development	4,108,531		0.6
Real Estate Investment Trusts	3,995,533		0.5
Steel	3,979,869		0.5
Metal Fabrications	3,679,319		0.5
Regional Banks	3,601,507		0.5
Movies/Entertainment	3,438,167		0.5
Industrial Machinery	3,274,004		0.4
Semiconductors	3,240,754		0.4
Advertising/Marketing Services	2,498,974		0.3
Precious Metals	2,144,198		0.3
Recreational Products	1,918,702		0.3
Home Building	1,878,939		0.3
Wholesale Distributors	1,847,861		0.3
Publishing: Newspapers	868,633		0.1
	$727,644,956	†	100.0%

†	Does not include open forward foreign currency contracts with net unrealized depreciation of $23,475.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

February 29, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $673,810,798) (including $55,385,294 of securities loaned)	$719,663,399
Investment in affiliate, at value (cost $7,981,557)	7,981,557
Unrealized appreciation on open forward foreign currency contracts	9,741
Foreign cash, at value ($1,038,679)	1,045,228
Receivable for:
Investments sold	6,581,986
Dividends	696,149
Shares of beneficial interest sold	331,968
Foreign withholding taxes reclaimed	122,900
Dividends from affiliate	47,542
Prepaid expenses and other assets	47,727
Receivable from Distributor	115,993
Receivable from Investment Adviser	40,892
Total Assets	736,685,082
Liabilities:
Collateral on securities loaned at value	58,870,542
Unrealized depreciation on open forward foreign currency contracts	33,216
Payable for:
Investments purchased	1,463,688
Shares of beneficial interest redeemed	972,182
Investment advisory fee	423,807
Distribution fee	185,565
Administration fee	42,629
Accrued expenses and other payables	129,907
Total Liabilities	62,121,536
Net Assets	$674,563,546
Composition of Net Assets:
Paid-in-capital	$592,234,472
Net unrealized appreciation	45,936,769
Accumulated undistributed net investment income	2,413,244
Accumulated undistributed net realized gain	33,979,061
Net Assets	$674,563,546
Class A Shares:
Net Assets	$110,506,495
Shares Outstanding (unlimited authorized shares, $.01 par value)	9,932,268
Net Asset Value Per Share	$11.13
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.75
Class B Shares:
Net Assets	$151,839,070
Shares Outstanding (unlimited authorized shares, $.01 par value)	13,687,375
Net Asset Value Per Share	$11.09
Class C Shares:
Net Assets	$54,869,002
Shares Outstanding (unlimited authorized shares, $.01 par value)	5,011,513
Net Asset Value Per Share	$10.95
Class D Shares:
Net Assets	$357,348,979
Shares Outstanding (unlimited authorized shares, $.01 par value)	31,961,493
Net Asset Value Per Share	$11.18

Statement of Operations

For the six months ended February 29, 2008 (unaudited)

Net Investment Income:
Income
Dividends (net of $360,839 foreign withholding tax)	$7,275,917
Dividends from affiliate	375,324
Income from securities loaned – net	244,659
Interest	13,476
Total Income	7,909,376
Expenses
Investment advisory fee	3,043,192
Transfer agent fees and expenses	546,902
Administration fee	304,319
Distribution fee (Class A shares)	156,113
Distribution fee (Class B shares)	142,854
Distribution fee (Class C shares)	296,429
Custodian fees	116,486
Shareholder reports and notices	71,304
Professional fees	32,751
Registration fees	31,474
Trustees’ fees and expenses	6,471
Other	40,614
Total Expenses	4,788,909
Less: amounts waived/reimbursed	(10,215)
Less: expense offset	(3,060)
Net Expenses	4,775,634
Net Investment Income	3,133,742
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	57,628,971
Foreign exchange transactions	(346,723)
Net Realized Gain	57,282,248
Change in Unrealized Appreciation/Depreciation on:
Investments	(94,888,608)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	53,936
Net Change in Unrealized Appreciation/Depreciation	(94,834,672)
Net Loss	(37,552,424)
Net Decrease	$(34,418,682)

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008	FOR THE YEAR ENDED AUGUST 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,133,742	$12,251,098
Net realized gain	57,282,248	110,399,569
Net change in unrealized appreciation/depreciation	(94,834,672)	1,971,200
Net Increase (Decrease)	(34,418,682)	124,621,867
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,290,793)	(1,761,480)
Class B shares	(622,625)	(1,339,266)
Class C shares	(151,372)	(527,995)
Class D shares	(4,982,919)	(7,472,390)
Net realized gain
Class A shares	(20,309,133)	(14,866,046)
Class B shares	(28,209,767)	(26,383,716)
Class C shares	(10,128,947)	(8,583,533)
Class D shares	(63,790,183)	(55,111,330)
Total Dividends and Distributions	(129,485,739)	(116,045,756)
Net increase (decrease) from transactions in shares of beneficial interest	25,593,457	(27,005,032)
Net Decrease	(138,310,964)	(18,428,921)
Net Assets:
Beginning of period	812,874,510	831,303,431
End of Period (Including accumulated undistributed net investment income of $2,413,244 and $6,327,211, respectively)	$674,563,546	$812,874,510

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2008 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares will be renamed Class I shares. In addition, effective March 31, 2008, the Fund will commence offering Class R and Class W shares.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) or Morgan Stanley Investment Management Limited (the ‘‘Sub-Adviser’’), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

E.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended February 29, 2008, remains subject to examination by taxing authorities.

F.   Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at February 29, 2008 were $55,385,294 and $58,870,542, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under the Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund’s assets including placing orders for the purchase and sales of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $1,556,384 for the six months ended February 29, 2008.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of February 29, 2008.

At February 29, 2008, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a ‘‘reimbursement plan’’, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 29, 2008. For the six months ended February 29, 2008, the distribution fee was accrued for Class B shares at an annual rate of 0.17%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.96%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $76, $91,677 and $1,199, respectively and received $52,051 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the six months ended February 29, 2008, advisory fees paid were reduced by $10,215 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $375,324 for six months ended February 29, 2008. During the six months ended February 29, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $123,659,117 and $115,677,560, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2008 aggregated $142,014,263 and $234,007,390, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

5.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At February 29, 2008, investments in securities of issuers in the United Kingdom and Japan were 27.6% and 23.4%, respectively, of the Fund’s net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in these regions.

At February 29, 2008, the Fund’s cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund’s custodian.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

7.   Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,350,991	$19,469,419	1,018,491	$14,231,870
Conversion from Class B	1,152	15,333	1,245,102	17,395,490
Reinvestment of dividends and distributions	1,624,311	19,264,329	1,127,651	14,817,340
Redeemed	(1,955,493)	(26,039,545)	(2,528,487)	(35,210,025)
Net increase – Class A	1,020,961	12,709,536	862,757	11,234,675
CLASS B SHARES
Sold	227,375	3,054,017	797,060	11,097,612
Conversion to Class A	(1,161)	(15,333)	(1,256,980)	(17,395,490)
Reinvestment of dividends and distributions	2,160,292	25,534,657	1,873,460	24,467,389
Redeemed	(1,888,522)	(23,934,058)	(3,332,163)	(46,228,777)
Net increase (decrease) – Class B	497,984	4,639,283	(1,918,623)	(28,059,266)
CLASS C SHARES
Sold	77,956	1,006,585	420,994	5,789,648
Reinvestment of dividends and distributions	814,036	9,507,938	630,055	8,171,809
Redeemed	(685,452)	(8,805,686)	(1,005,113)	(13,804,764)
Net increase – Class C	206,540	1,708,837	45,936	156,693
CLASS D SHARES
Sold	1,338,232	16,922,877	3,286,240	46,037,950
Reinvestment of dividends and distributions	4,992,190	59,456,990	4,085,174	53,883,445
Redeemed	(5,218,057)	(69,844,066)	(7,865,614)	(110,258,529)
Net increase (decrease) – Class D	1,112,365	6,535,801	(494,200)	(10,337,134)
Net increase (decrease) in Fund	2,837,850	$25,593,457	(1,504,130)	$(27,005,032)

†	The Fund will suspend offering its shares to new investors when the Fund’s assets reach $1 billion. Following the general suspension of the offering of the Fund’s shares to new investors, the Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to other new investors in the future.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2008 (unaudited) continued

accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales and foreign tax credit pass-through.

9.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley International Value Equity Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31,
			2007		2006	2005	2004	2003
	(unaudited	)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.09		$14.06		$13.13	$11.73	$9.80	$9.21
Income (loss) from investment operations:
Net investment income‡	0.04		0.21		0.26	0.19	0.12	0.09
Net realized and unrealized gain (loss)	(0.59)		1.88		1.73	2.11	1.95	0.57
Total income (loss) from investment operations	(0.55)		2.09		1.99	2.30	2.07	0.66
Less dividends and distributions from:
Net investment income	(0.14)		(0.22)		(0.18)	(0.10)	(0.14)	(0.07)
Net realized gain	(2.27)		(1.84)		(0.88)	(0.80)	—	—
Total dividends and distributions	(2.41)		(2.06)		(1.06)	(0.90)	(0.14)	(0.07)
Net asset value, end of period	$11.13		$14.09		$14.06	$13.13	$11.73	$9.80
Total Return†	(4.92)	% (1)	15.93%		16.15%	19.95%	21.22%	7.12%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.35	%(2)(4)	1.36	%(4)	1.37%	1.39%	1.52%	1.59%
Net investment income	0.73	%(2)(4)	1.51	%(4)	1.89%	1.24%	0.94%	1.02%
Supplemental Data:
Net assets, end of period, in thousands	$110,507		$125,527		$113,122	$96,963	$25,728	$19,827
Portfolio turnover rate	19	%(1)	29%		36%	34%	43%	32%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31,
			2007		2006	2005	2004	2003
	(unaudited	)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.95		$13.89		$12.96	$11.62	$9.71	$9.14
Income (loss) from investment operations:
Net investment income‡	0.05		0.14		0.14	0.05	0.02	0.01
Net realized and unrealized gain (loss)	(0.59)		1.85		1.72	2.13	1.94	0.57
Total income (loss) from investment operations	(0.54)		1.99		1.86	2.18	1.96	0.58
Less dividends and distributions from:
Net investment income	(0.05)		(0.09)		(0.05)	(0.04)	(0.05)	(0.01)
Net realized gain	(2.27)		(1.84)		(0.88)	(0.80)	—	—
Total dividends and distributions	(2.32)		(1.93)		(0.93)	(0.84)	(0.05)	(0.01)
Net asset value, end of period.	$11.09		$13.95		$13.89	$12.96	$11.62	$9.71
Total Return†	(4.89)	% (1)	15.32%		15.22%	19.09%	20.22%	6.32%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.27	%(2)(4)	1.89	%(4)	2.13%	2.15%	2.28%	2.36%
Net investment income	0.81	%(2)(4)	0.98	%(4)	1.13%	0.48%	0.18%	0.25%
Supplemental Data:
Net assets, end of period, in thousands	$151,839		$184,035		$209,878	$238,781	$210,485	$145,382
Portfolio turnover rate	19	%(1)	29%		36%	34%	43%	32%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31,
			2007		2006	2005	2004	2003
	(unaudited	)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.84		$13.83		$12.92	$11.59	$9.69	$9.13
Income (loss) from investment operations:
Net investment income‡	0.00		0.11		0.15	0.06	0.02	0.02
Net realized and unrealized gain (loss)	(0.59)		1.85		1.71	2.12	1.95	0.56
Total income (loss) from investment operations.	(0.59)		1.96		1.86	2.18	1.97	0.58
Less dividends and distributions from:
Net investment income	(0.03)		(0.11)		(0.07)	(0.05)	(0.07)	(0.02)
Net realized gain	(2.27)		(1.84)		(0.88)	(0.80)	—	—
Total dividends and distributions	(2.30)		(1.95)		(0.95)	(0.85)	(0.07)	(0.02)
Net asset value, end of period.	$10.95		$13.84		$13.83	$12.92	$11.59	$9.69
Total Return†	(5.27)	% (1)	15.17%		15.30%	19.11%	20.31%	6.24%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.06	%(2)(4)	2.06	%(4)	2.04%	2.15%	2.28%	2.36%
Net investment income .	0.02	%(2)(4)	0.81	%(4)	1.22%	0.48%	0.18%	0.25%
Supplemental Data:
Net assets, end of period, in thousands	$54,869		$66,486		$65,822	$73,598	$49,971	$28,556
Portfolio turnover rate	19	%(1)	29%		36%	34%	43%	32%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31,
			2007		2006	2005	2004	2003
	(unaudited	)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.16		$14.12		$13.17	$11.75	$9.81	$9.23
Income (loss) from investment operations:
Net investment income‡	0.06		0.25		0.29	0.19	0.14	0.12
Net realized and unrealized gain (loss)	(0.59)		1.88		1.74	2.14	1.97	0.55
Total income (loss) from investment operations	(0.53)		2.13		2.03	2.33	2.11	0.67
Less dividends and distributions from:
Net investment income	(0.18)		(0.25)		(0.20)	(0.11)	(0.17)	(0.09)
Net realized gain	(2.27)		(1.84)		(0.88)	(0.80)	—	—
Total dividends and distributions	(2.45)		(2.09)		(1.08)	(0.91)	(0.17)	(0.09)
Net asset value, end of period	$11.18		$14.16		$14.12	$13.17	$11.75	$9.81
Total Return†	(4.82)	% (1)	16.20%		16.42%	20.21%	21.59%	7.39%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.10	%(2)(4)	1.12	%(4)	1.13%	1.15%	1.28%	1.36%
Net investment income	0.98	%(2)(4)	1.75	%(4)	2.13%	1.48%	1.18%	1.25%
Supplemental Data:
Net assets, end of period, in thousands	$357,349		$436,827		$442,481	$463,132	$341,442	$218,574
Portfolio turnover rate	19	%(1)	29%		36%	34%	43%	32%

†	Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, England E14 4AD

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

IVQSANIU08-02076P-Y02/08	MORGAN STANLEY FUNDS
Morgan Stanley International Value Equity Fund Semiannual Report February 29, 2008

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley International Value Equity Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: April 17, 2008

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley International Value Equity Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: April 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended February 29, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 17, 2008	/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the Securities and Exchange Commission or its staff upon request.

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended February 29, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 17, 2008	/s/ Francis Smith
Francis Smith
Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the Securities and Exchange Commission or its staff upon request.